DEBT (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 13, 2021	May 31, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
DEBT
Proceeds from term loan				$ 3,500,000	$ 783,008
Gain on extinguishment of note payable			$ 788,156	788,156
Paycheck Protection Program, Cares Act
DEBT
Proceeds from term loan		$ 783,008
Interest expense				$ 279	$ 5,127
Gain on extinguishment of note payable	$ 788,156